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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                      	Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)



Principal
Amount                                                          Value
            TAX EXEMPT OBLIGATIONS  - 73.8%  of Net Assets
            Alabama - 3.2%
 $6,990,000 Birmingham Waterworks & Sewer Revenue, 5.0%, 1/1/43 $7,212,142
 5,000,000  Huntsville Health Care Authority Revenue, 5.75%, 6/ 5,330,000
 1,500,000  Sylacauga Health Care Authority Revenue, 6.0%, 8/1/ 1,542,300
                                                                $14,084,442
            Arizona - 2.3%
 10,285,00(aGila County Industrial Development Authority, 5.55% $5,913,875
 1,000,000  Maricopa County Hospital Revenue, 5.0%, 4/1/35      1,003,870
 1,000,000  Pima County Industrial Development Authority, 6.375 1,040,550
 1,000,000  Pima County Industrial Development Authority, 6.75% 1,048,140
 1,000,000  Pima County Industrial Development Authority, 7.5%, 1,034,880
                                                                $10,041,315
            California - 3.7%
 1,000,000  California Health Facilities Authority Revenue, 5.2 $1,058,750
 4,000,000  Golden State Tobacco Securitization Corp., 6.75%, 6 4,506,840
 9,655,000(bGolden State Tobacco Securitization Corp., RIB, 7.7 10,456,268
                                                                $16,021,858
            Connecticut - 1.4%
 4,190,000  Connecticut State Development Authority Pollution C $4,440,604
 1,500,000  Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/ 1,514,775
                                                                $5,955,379
            District of Columbia - 1.0%
 4,000,000  District of Columbia Tobacco Settlement Financing C $4,361,760

            Florida - 2.1%
 5,000,000  Highlands County Health Facilities Authority Revenu $5,439,100
 1,100,000  Madison County First Mortgage Revenue, 6.0%, 7/1/25 1,138,203
 2,025,000  Miami Beach Health Facilities Authority, 5.375%, 11 2,032,351
 500,000    Miami Beach Health Facilities Authority, 6.7%, 11/1 550,645
                                                                $9,160,299
            Georgia - 2.4%
 5,000,000  Burke County Development Authority Revenue, 4.75%,  $5,037,350
 2,500,000  Milledgeville-Baldwin County Development Authority  2,667,175
 2,500,000  Milledgeville-Baldwin County Development Authority  2,659,925
                                                                $10,364,450
            Illinois - 4.1%
 3,000,000  Chicago Illinois General Obligation, 5.0%, 1/1/28   $3,140,400
 4,580,000  Illinois Development Finance Authority Revenue, 5.2 4,818,984
 5,000,000  Illinois Educational Facilities Authority Revenue,  5,171,800
 2,000,000  Illinois Finance Authority Revenue, 5.5%, 8/15/43   2,148,040
 2,055,000(bIllinois Finance Authority Revenue, RIB, 10.433%, 8 2,572,182
                                                                $17,851,406
            Indiana - 2.2%
 4,135,000  Indiana State Development Finance Authority Revenue $4,294,652
 5,100,000  Indiana Transportation Finance Authority Highway Re 5,326,695
                                                                $9,621,347
            Louisiana - 2.0%
 8,335,000  Tobacco Settlement Financing Corp., 5.875%, 5/15/39 $8,828,182

            Maryland - 1.3%
 3,000,000  Frederick County Educational Facilities Revenue, 5. $3,134,820
 2,500,000  Maryland State Health & Higher Educational Faciliti 2,595,175
                                                                $5,729,995

            Massachusetts - 4.9%
 2,000,000  Massachusetts Health & Educational Facilities Autho $2,091,080
 5,000,000  Massachusetts Health & Educational Facilities Autho 5,029,350
 1,550,000  Massachusetts Health & Educational Facilities Autho 1,562,493
 1,600,000  Massachusetts Health & Educational Facilities Autho 1,647,360
 2,120,000  Massachusetts Health & Educational Facilities Autho 2,181,480
 900,000    Massachusetts Health & Educational Facilities Autho 976,707
 2,750,000  Massachusetts Health & Educational Facilities Autho 2,991,203
 500,000    Massachusetts State Development Finance Agency, 5.5 507,125
 1,100,000  Massachusetts State Development Finance Agency, 5.6 1,162,436
 1,000,000  Massachusetts State Development Finance Agency, 5.7 1,055,790
 2,000,000  University of Massachusetts Building Authority Proj 2,163,320
                                                                $21,368,344
            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)


Principal
Amount                                                          Value
            Michigan - 2.0%
 $5,000,000 Macomb County Hospital Finance Authority Revenue, 5 $5,077,500
 2,000,000  Michigan State Hospital Finance Authority Revenue,  1,975,640
 1,000,000  Michigan State Hospital Finance Authority Revenue,  997,150
 695,000    Pontiac Hospital Finance Authority Revenue, 6.0%, 8 694,979
                                                                $8,745,269

            Minnesota - 0.8%
 2,000,000  Duluth Economic Development Authority Health Care F $2,069,640
 1,500,000  Duluth Economic Development Authority Health Care F 1,547,220
                                                                $3,616,860
            Missouri - 0.4%
 1,720,000  Missouri State Health & Educational Authority Healt $1,810,438

            Montana - 2.1%
 1,000,000  Montana Finance Authority Hospital Facilities Reven $1,022,330
 8,000,000(bMontana Health Facility Authority Revenue, RIB, 7.3 8,019,200
                                                                $9,041,530
            Nebraska - 0.8%
 3,500,000(bNebraska Investment Finance Authority Revenue, RIB, $3,587,500

            Nevada - 1.6%
 3,000,000  Clark County Industrial Development Revenue, 5.5%,  $2,970,300
 1,500,000  Henderson Nevada Health Care Facilities Revenue, 5. 1,612,950
 2,500,000  Washoe County Water Facility Revenue, 5.0%, 3/1/36  2,525,775
                                                                $7,109,025
            New Hampshire - 0.7%
 1,900,000  New Hampshire Business Finance Authority Revenue, 6 $1,887,498
 1,000,000  New Hampshire Health & Education Facilities Authori 1,068,940
                                                                $2,956,438
            New Jersey - 3.8%
 1,250,000  Camden County Improvement Authority Revenue, 5.75%, $1,324,550
 710,000    New Jersey Economic Development Authority Revenue,  726,231
 1,230,000  New Jersey Economic Development Authority Revenue,  1,261,673
 1,500,000  New Jersey Health Care Facilities Financing Authori 1,402,095
 5,000,000  New Jersey Health Care Facilities Financing Authori 5,185,200
 3,500,000  New Jersey Health Care Facilities Financing Authori 3,589,600
 3,000,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/43   3,263,700
                                                                $16,753,049
            New Mexico - 0.6%
 1,000,000  Dona Ana County PILT Revenue, 5.25%, 12/1/25        $1,062,650
 1,500,000  Farmington New Mexico Hospital Revenue, 5.0%, 6/1/2 1,544,895
                                                                $2,607,545
            New York - 5.0%
 2,000,000  Dutchess County Industrial Development Agency Reven $2,188,060
 1,000,000  New York City Industrial Development Agency, 5.0%,  1,052,160
 1,000,000  New York City Industrial Development Agency, 5.25%, 1,085,280
 8,820,000(cNew York City Transitional Finance Authority Revenu 7,131,411
 5,000,000  Port Authority of New York & New Jersey Revenue, 5. 5,222,850
 4,900,000  Triborough Bridge & Tunnel Authority, 5.25%, 11/15/ 5,265,785
                                                                $21,945,546
            North Carolina - 1.4%
 3,000,000  North Carolina Capital Facilities Finance Agency Re $3,130,140
 1,000,000  North Carolina Capital Facilities Finance Agency St 1,033,400
 1,000,000  North Carolina Capital Facilities Finance Agency St 1,027,230
 1,000,000  North Carolina Medical Care Commission Health Care  1,023,970
                                                                $6,214,740
            Ohio - 1.4%
 2,000,000  Cleveland Airport Special Revenue, 5.7%, 12/1/19    $1,798,560
 3,000,000  Columbus City School District, 5.0%, 12/1/32        3,162,930
 1,000,000  Hamilton County Hospital Facilities Revenue, 5.125% 1,056,520
                                                                $6,018,010
            Oregon - 0.7%
 2,935,000  Oregon State Housing & Community Services Departmen $3,023,167

            Pennsylvania - 2.8%
 5,000,000  Pennsylvania State Turnpike Commission Oil Franchis $5,262,200
 3,000,000  Sayre Health Care Facilities Authority Revenue, 5.8 3,219,930
 280,000    Scranton-Lackawanna Health and Welfare Authority Ho 274,481
 700,000    Scranton-Lackawanna Health and Welfare Authority Ho 682,010
 460,000    Scranton-Lackawanna Health and Welfare Authority Ho 445,160
 2,165,000  Swarthmore Borough Authority College Revenue, 5.0%, 2,239,043
                                                                $12,122,824
            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)


Principal
Amount                                                          Value
            Puerto Rico - 3.4%
 $8,000,000 Puerto Rico Commonwealth Highway & Transportation A $8,270,400
 5,000,000  Puerto Rico Public Buildings Authority Revenue, 5.2 5,315,300
 1,000,000  Puerto Rico Public Finance Corp., 5.75%, 8/1/27     1,086,690
                                                                $14,672,390
            Rhode Island - 1.2%
 1,640,000  Tobacco Settlement Financing Corp., 6.125%, 6/1/32  $1,734,349
 3,100,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/42   3,297,191
                                                                $5,031,540
            South Carolina - 4.1%
 6,000,000  Berkeley County School District Installment Lease,  $6,138,960
 5,000,000  Florence County Hospital Revenue, 5.25%, 11/1/34    5,326,450
 3,500,000  Lexington County Health Services District, Inc., Ho 3,680,705
 2,500,000  South Carolina Jobs Economic Development Authority  2,644,775
                                                                $17,790,890
            Tennessee  - 0.6%
 2,500,000  Knox County Health Educational & Housing Facilities $2,663,775

            Texas  - 2.8%
 1,552,000  Houston Housing Financing Corp., 6.25%, 9/20/31     $1,671,318
 2,750,000  Lower Colorado River Authority, 5.0%, 5/15/31       2,862,612
 1,711,000  Panhandle Regional Housing Finance Corp., 6.6%, 7/2 1,879,927
 3,000,000  Richardson Hospital Authority, 6.0%, 12/1/34        3,243,750
 1,000,000  Seguin Higher Education Facilities Corp. Revenue, 5 1,005,500
 1,500,000  Texas State Student Housing Revenue, 6.5%, 9/1/34   1,585,605
                                                                $12,248,712
            Vermont  - 0.3%
 1,295,000  Vermont Educational & Health Buildings Financing Ag $1,348,691

            Virginia  - 1.3%
 1,500,000  Prince William County Industrial Development Hospit $1,571,955
 3,925,000  Prince William County Industrial Development Hospit 4,137,971
                                                                $5,709,926
            Washington - 4.4%
 8,000,000  King County Washington Sewer Revenue, 5.0%, 1/1/35  $8,302,960
 3,000,000  Spokane County General Obligation, 5.0%, 12/1/33    3,116,280
 7,000,000  Tobacco Settlement Authority Revenue, 6.625%, 6/1/3 7,707,000
                                                                $19,126,240
            West Virginia - 0.2%
 1,000,000  Monongalia County Building Commission Hospital Reve $1,026,900

            Wisconsin  - 0.8%
 3,500,000  Wisconsin State Health & Educational Facilities Aut $3,607,275

            TOTAL TAX-EXEMPT OBLIGATIONS
            (Cost $306,699,410) (d)                             $322,167,057

Shares
            COMMON STOCKS  - 33.1%  of Net Assets
            Materials - 0.5%
            Diversified Chemicals - 0.5%
 94,000     Olin Corp.                                          $1,974,940

            Construction Materials - 0.0%
 3,950      Monarch Cement Co.                                  $110,600

            Steel - 0.0%
 200        Worthington Industries, Inc.                        $3,920
            Total Materials                                     $2,089,460

            Consumer Durables & Apparel - 1.3%
            Home Furnishings - 0.5%
 50,000     Bassett Furniture Industries, Inc.                  $964,500
 48,386     Kimball International, Inc.                         685,630
 33,700     Knape & Vogt Manufacturing Co.                      621,428
                                                                $2,271,558
            Housewares & Specialties - 0.8%
 166,444    Tupperware Corp.                                    $3,526,948
            Total Consumer Durables & Apparel                   $5,798,506

            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)

Shares                                                          Value
            Consumer Services - 0.6%
            Specialized Consumer Services - 0.6%
 200,227    ServiceMaster Co.                                   $2,506,842
            Total Consumer Services                             $2,506,842

            Media - 0.9%
            Movies & Entertainment - 0.9%
 206,487    Regal Entertainment Group                           $3,927,383
            Total Media                                         $3,927,383

            Food, Beverage & Tobacco - 4.2%
            Tobacco - 4.2%
 76,000     Altria Group, Inc.                                  $5,464,400
 172,872    Loews Corp. - Carolina Group                        8,209,691
 120,356    UST, Inc.                                           4,679,441
            Total Food, Beverage & Tobacco                      $18,353,532

            Pharmaceuticals & Biotechnology - 3.2%
            Pharmaceuticals - 3.2%
 281,215    Bristol-Myers Squibb Co.                            $6,496,067
 216,536    Merck & Co., Inc.                                   7,548,445
            Total Pharmaceuticals & Biotechnology               $14,044,512

            Banks - 4.3%
            Diversified Banks - 0.8%
 42,500     Bank of America Corp.                               $1,948,625
 28,642     Wachovia Corp.                                      1,605,957
                                                                $3,554,582
            Regional Banks - 3.0%
 78,200     FirstMerit Corp.                                    $1,934,668
 81,550     KeyCorp                                             3,039,369
 90,000     National City Corp.                                 3,132,000
 67,800     Regions Financial Corp.                             2,358,084
 222,700    TrustCo Bank Corp., NY                              2,799,339
                                                                $13,263,460
            Thrifts & Mortgage Finance - 0.5%
 50,000     Washington Mutual, Inc.                             $2,135,000
            Total Banks                                         $18,953,042

            Telecommunication Services - 5.8%
            Integrated Telecommunication Services - 5.8%
 461,012    AT&T, Inc.                                          $12,719,321
 182,750    BellSouth Corp.                                     5,771,245
 493,100    Citizens Communications Co.                         6,582,885
            Total Telecommunication Services                    $25,073,451

            Utilities - 12.3%
            Electric Utilities - 2.6%
 138,400    Empire District Electric Co.                        $3,061,408
 74,383     Great Plains Energy, Inc.                           2,112,477
 179,000    Southern Co.                                        6,091,370
                                                                $11,265,255
            Gas Utilities - 1.0%
 172,185    Atmos Energy Corp.                                  $4,545,684

            Multi-Utilities - 6.7%
 137,135    Ameren Corp.                                        $6,948,630
 200,000    Consolidated Edison, Inc.                           9,174,000
 167,249    KeySpan Corp.                                       6,815,397
 134,112    NSTAR                                               3,937,528
 64,000     PG&E Corp.                                          2,435,200
                                                                $29,310,755
            Independent Power Producers & Energy Trades - 2.0%
 303,253    Duke Energy Corp.                                   $8,612,385
            Total Utilities                                     $53,734,079
            TOTAL COMMON STOCKS
            (Cost $133,967,539)                                 $144,480,807


            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)

Shares                                                          Value
            NON-CONVERTIBLE PREFERRED STOCKS - 29.7% of Net Assets
            Energy - 1.1%
            Oil & Gas Exploration & Production- 1.1%
 49,300     Apache Corp., Series B, 5.68%                       $4,909,974
            Total Energy                                        $4,909,974

            Automobiles & Components - 0.1%
            Automobile Manufacturers - 0.1%
 19,608     Ford Motor Co. Capital Trust II, 6.5%               $585,626
            Total Automobiles & Components                      $585,626

            Banks - 9.7%
            Diversified Banks - 3.5%
 94,000     Bank of America Corp., Series VI, 6.75%             $4,944,400
 105,000    Bank One Capital VI, 7.2%                           2,644,471
 27,000     Fleet Capital Trust VII, 7.2%                       680,400
 200,000    Royal Bank of Scotland Group Plc, Series L, 5.75%   4,840,000
 71,000     Wachovia Preferred Funding Corp., Series A, 7.25%   1,980,900
                                                                $15,090,171
            Thrifts & Mortgage Finance - 6.2%
 21,500     Countrywide Capital IV, 6.75%                       $536,317
 201,000    Fannie Mae, Series L, 5.125%                        9,282,180
 114,000    Fannie Mae, Series M, 4.75%                         4,897,440
 100,000    Fannie Mae, Series N, 5.5%                          4,825,000
 57,000     Freddie Mac, 5.81%                                  2,909,850
 39,000     Freddie Mac, Series F, 5.0%                         1,716,000
 58,000     Freddie Mac, Series K, 5.79%                        2,905,800
                                                                $27,072,587
            Total Banks                                         $42,162,758

            Diversified Financials - 6.6%
            Other Diversified Financial Services - 2.4%
 55,000     Citigroup Inc., Series G, 6.213%                    $2,813,800
 81,500     Citigroup Inc., Series M, 5.864%                    4,115,750
 150,000    JP Morgan Chase Capital Trust XVI, 6.35%            3,787,500
                                                                $10,717,050
            Consumer Finance - 1.0%
 18,000     MBNA Capital, Series D, 8.125%                      $468,448
 70,000     SLM Holdings Corp., Series A, 6.97%                 3,906,000
                                                                $4,374,448
            Investment Banking & Brokerage - 3.2%
 57,000     Bear Stearns Companies, Inc., Series F, 5.72%       $2,850,000
 40,000     Bear Stearns Companies, Inc., Series G, 5.49%       1,964,800
 100,000    Lehman Brothers Holdings, Inc., 6.5%                2,582,000
 19,000     Lehman Brothers Holdings, Inc., Series C, 5.94%     969,190
 30,000     Lehman Brothers Holdings, Inc., Series D, 5.67%     1,530,000
 65,000     Merrill Lynch Preferred Capital Trust IV, 7.12%     1,666,538
 87,000     Merrill Lynch Preferred Capital Trust V, 7.28%      2,257,790
                                                                $13,820,318
            Total Diversified Financials                        $28,911,816

            Insurance - 4.4%
            Life & Health Insurance - 0.9%
 159,000    Scottish Re Group Ltd., 7.25%                       $4,038,600

            Property & Casualty Insurance - 2.6%
 110,000    ACE, Ltd., Series C, 7.8%                           $2,869,900
 161,000    Berkley W.R. Capital Trust II, 6.75%                3,985,425
 70,000     St. Paul Capital Trust I, 7.6%                      1,759,929
 109,000    XL Capital, Ltd., Series B, 7.625%                  2,801,300
                                                                $11,416,554
            Reinsurance - 0.9%
 170,500    RenaissanceRe Holdings, Ltd., Series C, 6.08%       $3,771,460
            Total Insurance                                     $19,226,614

            Real Estate - 3.9%
            Real Estate Investment Trusts - 3.9%
 15,000     Brandywine Realty Trust, Series C, 7.5%             $382,650
 34,500     Brandywine Realty Trust, Series D, 7.375%           876,300
 27,000     Equity Office Properties Trust, Series G, 7.75%     680,400
 92,000     Home Properties New York, Inc., Series F, 9.0%      2,346,920
 40,000     Prologis Trust, Series G, 6.75%                     1,012,800
 128,000    PS Business Parks, Inc., Series H, 7.0%             3,169,280
 32,440     PS Business Parks, Inc., Series I, 6.875%           801,268
 124,000    Public Storage, Inc., Series F, 6.45%               3,025,600
 35,480     Public Storage, Inc., Series T, 7.625%              908,643
 53,500     Regency Centers Corp., 6.7%                         1,309,680
 94,000     Regency Centers Corp., Series C, 7.45%              2,368,800
            Total Real Estate                                   $16,882,341

            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)

Shares                                                          Value
            Utilities - 3.9%
            Electric Utilities - 3.1%
 98,000     Alabama Power Co., 5.3%                             $2,453,068
 113,000    Alabama Power Co., 5.83%                            2,870,200
 78,000     Interstate Power and Light Co., Series B, 8.375%    2,574,000
 40,000     Mississippi Power Co., 5.25%                        977,500
 7,700      PPL Electric Utilities Corp., 4.5%                  638,330
 73,000     Southern California Edison Co., 4.32%               1,445,400
 94,000     Virginia Power Capital Trust II, 7.375%             2,381,145
                                                                $13,339,643
            Gas Utilities - 0.4%
 62,000     Southern Union Co., Series C, 7.55%                 $1,630,600

            Multi-Utilities - 0.5%
 80,000     Energy East Capital Trust I, 8.25%                  $2,017,353

            Total Utilities                                     $16,987,596
            TOTAL NON-CONVERTIBLE PREFERRED STOCKS
            (Cost $132,596,366)                                 $129,666,725

            CONVERTIBLE PREFERRED STOCKS - 2.2% of Net Assets
            Capital Goods - 0.4%
            Aerospace & Defense - 0.4%
 15,000     Northrop Grumman Corp., 7.0%                        $1,950,000
            Total Capital Goods                                 $1,950,000

            Diversified Financials - 1.3%
            Other Diversified Financial Services - 1.3%
 161,000    Lazard, Ltd., 6.625%                                $5,596,360
            Total Diversified Financials                        $5,596,360

            Utilities - 0.5%
            Multi-Utilities - 0.5%
 39,000     Dominion Resources, Inc., 8.75%                     $1,970,280
            Total Utilities                                     $1,970,280

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $8,083,510)                                   $9,516,640

            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.1% of Net Assets
 377,312    BlackRock Provident Institutional Municipal Fund    $377,312
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
323,868,684 (Cost $377,312)                                     $377,312

            TOTAL INVESTMENTS IN SECURITIES - 138.9%
            (Cost $581,724,137)(e)                              $606,208,541
            OTHER ASSETS AND LIABILITIES - 1.5%                 $6,691,387
            PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIV $(176,347,428)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0 $436,552,500

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2006, the value of these securities amounted $16,430,723 or 3.8% of total net assets.

NR          Security not rated by S&P or Moody's.

(a)         Security is in default and is non-income producing.

(b) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at February 28, 2006.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
            The rate shown is the rate at period end.


            Pioneer Tax Advantaged Balanced Trust

            SCHEDULE OF INVESTMENTS 2/28/06 (unaudited) (continued)

(e) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $581,506,328 was as follows:

            Aggregate gross unrealized gain for all investments $33,145,569
            Aggregate gross unrealized loss for all investments (8,443,356)
            Net unrealized gain                                 $24,702,213

            For financial reporting purposes net unrealized gain on investments was $24,484,404 and cost of investments aggregated $581,724,137.

            Portfolio Abbreviations
RIB         Residual Interest Bonds




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 28, 2006

* Print the name and title of each signing officer under his or her signature.